Financial Risk Management - Maximum Exposure to Credit Risk before Collateral Held or Other Credit Enhancements (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	¥ 258,074,479	¥ 247,637,992
Deposits with banks [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	56,700,489	53,992,931
Call loans and bills bought [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	2,465,745	1,881,880
Reverse repurchase agreements and cash collateral on securities borrowed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	10,345,994	8,491,703
Trading assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	2,480,903	2,841,148
Derivatives [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	3,382,574	3,885,271
Financial assets at fair value through profit or loss [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	2,620,686	1,528,921
Debt investment securities at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	318,914	372,459
Available-for-sale financial assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	13,333,221	14,282,706
Debt securities at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	0
Debt securities at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	0
Loans and advances [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	90,682,938	85,129,070
Other financial asset [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	3,609,129	3,598,642
Financial assets included in assets held for sale [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements		3,099,888
Loan commitments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	62,724,820	60,107,128
Financial guarantees and other credit-related contingent liabilities [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	¥ 9,409,066	¥ 8,426,245